Net Loss per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Loss per Share
10.
Net
Loss per Share
Basic and diluted net loss per share attributable to common stockholders for the three months ended June 30, was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,
	2025	2024
Numerator:
Net loss	$(7,585)	$(6,259)
Less: accretion of Preferred Stock	$3,149	$2,908

Net loss attributable to common stockholders — basic and diluted	$(10,734)	$(9,167)

Denominator:
Weighted-average common stock outstanding	1,411,649	980,803

Weighted-average Series A convertible preferred outstanding	994,869	994,869

Net loss per share attributable to common stockholders — basic and diluted	$(4.46)	$(4.64)

Net loss per share attributable to Series A stockholders — basic and diluted	$(4.46)	$(4.64)

Basic and diluted net loss per share attributable to common stockholders for the six months ended June 30, was calculated as follows (in thousands, except share and per share amounts):

	2025	2024
Numerator:
Net loss	$(13,662)	$(28,573)
Less: accretion of preferred stock	$6,200	$5,759

Net loss attributable to common stockholders — basic and diluted	$(19,862)	$(34,332)

Denominator:
Weighted-average common stock outstanding	1,410,811	980,803

Weighted-average Series A convertible preferred outstanding	994,869	994,869

Net loss per share attributable to common stockholders — basic and diluted	$(8.26)	$(17.38)

Net loss per share attributable to Series A stockholders — basic and diluted	$(8.26)	$(17.38)

In accordance with ASC 260, Earnings Per Share, the Company recast its basic and diluted net loss per share computations for the effect of the exchange ratio of
0.0030510 on its outstanding common stock during the three and six months ended June 30, 2025 and 2024, resulting from the close of the Merger which occurred on July 25, 2025.
For the computation of basic net loss per share attributable to common stockholders, the amount of weighted-average common shares outstanding excludes all shares of unvested restricted share units as such shares are not considered outstanding for accounting purposes until vested.
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded potentially dilutive securities from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have had an anti-dilutive effect:

	As of June 30,
	2025	2024
Series B Convertible preferred stock (as converted to common stock)	239,156,361	239,156,361
Series C Convertible preferred stock (as converted to common stock)	398,512,768	398,512,768
Series Seed Convertible preferred stock (as converted to common stock)	71,428,571	71,428,571
Contingently issuable ordinary shares pursuant to Hutchmed share subscription agreement	—	140,636,592
Stock options to purchase common stock	158,575,852	141,325,852

Total	867,673,552	991,060,144